State Street SPDR SP Kensho Smart Mobility ETF Annual Fund Operating Expenses - State Street SPDR SP Kensho Smart Mobility ETF - State Street SPDR SP Kensho Smart Mobility ETF	Jun. 30, 2026
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[1]
Expenses (as a percentage of Assets)	0.45%	[1]

[1]	The Fund's “Other expenses” and “Total annual Fund operating expenses” have been restated to reflect current fees.